Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Bond Index Portfolio

March 31, 2021

VUSB-QTLY-0521
1.9887313.102

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
1.65% 2/1/28	$200,000	$193,754
2.25% 2/1/32	50,000	47,557
2.75% 6/1/31	300,000	298,796
3.3% 2/1/52	50,000	45,032
3.5% 6/1/41	1,000,000	986,440
3.5% 9/15/53 (a)	347,000	320,675
3.55% 9/15/55 (a)	340,000	311,136
3.65% 6/1/51	280,000	270,814
3.65% 9/15/59 (a)	257,000	234,916
3.8% 2/15/27	43,000	47,553
4.1% 2/15/28	143,000	160,157
4.45% 4/1/24	1,190,000	1,305,257
4.65% 6/1/44	40,000	45,055
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	167,722
5.213% 3/8/47	250,000	292,320
5.52% 3/1/49	150,000	183,270
Verizon Communications, Inc.:
1.45% 3/20/26	601,000	601,049
1.5% 9/18/30	270,000	247,890
2.65% 11/20/40	620,000	566,587
2.987% 10/30/56 (a)	227,000	200,383
3.55% 3/22/51	500,000	499,298
3.875% 2/8/29	210,000	233,614
4% 3/22/50	114,000	122,690
4.016% 12/3/29	100,000	111,855
4.125% 8/15/46	54,000	59,127
4.272% 1/15/36	276,000	311,958
4.329% 9/21/28	643,000	736,150
5.012% 8/21/54	38,000	47,277
		8,648,332
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	50,000	49,381
2.65% 1/13/31	200,000	204,147
2.75% 9/1/49	100,000	91,555
3% 9/15/22	150,000	155,739
3.5% 5/13/40	30,000	31,722
3.6% 1/13/51	30,000	31,920
3.7% 9/15/24	300,000	328,234
3.8% 3/22/30	110,000	122,607
3.8% 5/13/60	30,000	33,019
4.7% 3/23/50	100,000	125,318
		1,173,642
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	100,000	98,327
1.1% 8/15/30	200,000	183,843
1.9% 8/15/40	264,000	228,082
2.05% 8/15/50	170,000	140,579
		650,831
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41	138,000	130,877
3.7% 4/1/51	30,000	28,059
3.75% 2/15/28	100,000	108,288
4.2% 3/15/28	48,000	52,910
5.125% 7/1/49	60,000	67,504
5.375% 4/1/38	42,000	49,503
5.375% 5/1/47	190,000	220,552
6.384% 10/23/35	621,000	804,190
Comcast Corp.:
1.5% 2/15/31	135,000	125,247
1.95% 1/15/31	400,000	385,241
2.45% 8/15/52	135,000	115,432
2.65% 2/1/30	220,000	225,210
2.8% 1/15/51	180,000	165,044
3.15% 2/15/28	276,000	297,783
3.4% 4/1/30	87,000	94,197
3.55% 5/1/28	76,000	83,747
3.7% 4/15/24	30,000	32,764
3.75% 4/1/40	31,000	34,013
3.9% 3/1/38	50,000	56,160
4.049% 11/1/52	280,000	316,403
4.6% 10/15/38	140,000	168,992
4.6% 8/15/45	72,000	87,046
4.7% 10/15/48	284,000	350,923
4.95% 10/15/58	30,000	39,251
Discovery Communications LLC:
3.625% 5/15/30	220,000	235,429
4% 9/15/55 (a)	85,000	83,667
4.65% 5/15/50	220,000	242,595
5.2% 9/20/47	18,000	21,340
Fox Corp.:
4.709% 1/25/29	34,000	39,136
5.476% 1/25/39	359,000	447,833
5.576% 1/25/49	23,000	29,321
Time Warner Cable LLC 5.5% 9/1/41	551,000	652,142
TWDC Enterprises 18 Corp.:
2.95% 6/15/27	98,000	105,071
3% 2/13/26	210,000	225,945
ViacomCBS, Inc.:
4.2% 6/1/29	210,000	233,447
4.95% 1/15/31	190,000	224,081
5.85% 9/1/43	363,000	463,627
		7,042,970
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	214,188
T-Mobile U.S.A., Inc.:
3% 2/15/41 (a)	649,000	602,369
3.5% 4/15/25 (a)	410,000	442,341
3.75% 4/15/27 (a)	80,000	87,453
3.875% 4/15/30 (a)	80,000	86,829
4.375% 4/15/40 (a)	74,000	82,218
4.5% 4/15/50 (a)	80,000	89,831
Vodafone Group PLC:
4.375% 5/30/28	97,000	111,398
5% 5/30/38	100,000	120,561
5.25% 5/30/48	170,000	212,235
6.15% 2/27/37	392,000	522,425
		2,571,848

TOTAL COMMUNICATION SERVICES		20,087,623

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.4%
American Honda Finance Corp.:
1.2% 7/8/25	840,000	836,428
3.55% 1/12/24	170,000	183,509
General Motors Co.:
5.95% 4/1/49	320,000	406,054
6.125% 10/1/25	935,000	1,099,474
6.75% 4/1/46	69,000	93,139
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	92,133
5.65% 1/17/29	250,000	296,565
		3,007,302
Diversified Consumer Services - 0.0%
Duke University 2.832% 10/1/55	30,000	29,055
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	230,326
		259,381
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc. 3.125% 6/15/26	390,000	409,232
McDonald's Corp.:
2.625% 9/1/29	150,000	153,832
3.3% 7/1/25	32,000	34,642
3.5% 7/1/27	91,000	100,074
3.6% 7/1/30	340,000	370,858
3.8% 4/1/28	84,000	92,980
4.2% 4/1/50	40,000	45,430
4.7% 12/9/35	109,000	128,882
Starbucks Corp.:
2.55% 11/15/30	737,000	738,462
4% 11/15/28	100,000	111,969
4.5% 11/15/48	50,000	58,212
		2,244,573
Household Durables - 0.0%
Newell Brands, Inc. 4.35% 4/1/23	60,000	63,300
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	240,000	228,341
3.15% 2/9/51	245,000	228,041
Amazon.com, Inc.:
0.8% 6/3/25	110,000	109,558
1.5% 6/3/30	140,000	133,403
2.4% 2/22/23	150,000	155,536
2.5% 6/3/50	110,000	98,388
3.875% 8/22/37	440,000	504,144
4.05% 8/22/47	280,000	327,708
Expedia, Inc. 5% 2/15/26	160,000	180,564
		1,965,683
Leisure Products - 0.0%
Hasbro, Inc. 3.55% 11/19/26	110,000	118,717
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	248,000	273,818
Kohl's Corp. 4.25% 7/17/25	265,000	290,175
Target Corp.:
2.25% 4/15/25	968,000	1,014,187
2.65% 9/15/30	77,000	79,745
3.9% 11/15/47	40,000	45,689
4% 7/1/42	15,000	17,624
		1,721,238
Specialty Retail - 0.4%
AutoZone, Inc.:
3.625% 4/15/25	62,000	67,518
4% 4/15/30	150,000	166,057
Lowe's Companies, Inc.:
3.5% 4/1/51	300,000	305,138
3.65% 4/5/29	80,000	87,568
4.05% 5/3/47	53,000	58,114
O'Reilly Automotive, Inc. 3.6% 9/1/27	260,000	284,213
The Home Depot, Inc.:
2.5% 4/15/27	210,000	221,038
2.7% 4/15/30	146,000	152,199
2.8% 9/14/27	84,000	89,923
2.95% 6/15/29	986,000	1,045,376
3.35% 4/15/50	100,000	103,712
3.9% 6/15/47	29,000	32,593
4.25% 4/1/46	104,000	122,388
4.5% 12/6/48	90,000	110,099
TJX Companies, Inc. 3.875% 4/15/30	687,000	764,925
		3,610,861
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	38,000	40,055
2.85% 3/27/30	750,000	789,978
3.375% 3/27/50	40,000	41,989
		872,022

TOTAL CONSUMER DISCRETIONARY		13,863,077

CONSUMER STAPLES - 2.1%
Beverages - 0.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	140,000	164,006
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	150,000	162,443
4% 4/13/28	91,000	101,417
4.5% 6/1/50	100,000	113,462
4.6% 4/15/48	78,000	89,293
4.6% 6/1/60	50,000	56,352
4.95% 1/15/42	671,000	801,572
5.45% 1/23/39	270,000	337,317
5.55% 1/23/49	130,000	167,753
5.8% 1/23/59 (Reg. S)	170,000	230,556
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	68,513
5.25% 11/15/48	50,000	63,399
Diageo Capital PLC:
1.375% 9/29/25	200,000	201,857
2% 4/29/30	200,000	195,548
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	52,584
3.8% 5/1/50	190,000	201,943
4.597% 5/25/28	36,000	41,584
Molson Coors Beverage Co.:
3% 7/15/26	120,000	127,774
4.2% 7/15/46	92,000	95,825
PepsiCo, Inc.:
1.4% 2/25/31	440,000	409,962
1.625% 5/1/30	267,000	255,245
4% 5/2/47	116,000	130,118
The Coca-Cola Co.:
1.45% 6/1/27	30,000	29,840
1.65% 6/1/30	30,000	28,583
2.5% 6/1/40	30,000	28,193
2.6% 6/1/50	30,000	27,163
2.75% 6/1/60	30,000	26,834
2.875% 10/27/25	50,000	54,000
3.45% 3/25/30	186,000	204,897
4.2% 3/25/50	150,000	175,959
		4,643,992
Food & Staples Retailing - 0.8%
Costco Wholesale Corp. 1.375% 6/20/27	605,000	602,898
Kroger Co.:
1.7% 1/15/31	400,000	373,557
2.65% 10/15/26	230,000	242,600
3.7% 8/1/27	100,000	111,287
5.4% 1/15/49	28,000	35,811
Sysco Corp.:
3.3% 2/15/50	50,000	46,702
3.55% 3/15/25	50,000	54,066
4.45% 3/15/48	52,000	58,728
6.6% 4/1/50	220,000	317,762
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	130,000	134,999
3.45% 6/1/26	81,000	87,167
4.1% 4/15/50	130,000	131,770
Walmart, Inc.:
3.05% 7/8/26	470,000	510,690
3.3% 4/22/24	3,450,000	3,713,734
3.625% 12/15/47	20,000	21,991
3.7% 6/26/28	170,000	191,197
3.95% 6/28/38	150,000	173,395
4.05% 6/29/48	80,000	94,730
		6,903,084
Food Products - 0.3%
Archer Daniels Midland Co. 2.5% 8/11/26	350,000	368,892
Campbell Soup Co. 4.15% 3/15/28	80,000	89,645
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	221,126
5.3% 11/1/38	13,000	16,038
5.4% 11/1/48	60,000	76,762
General Mills, Inc.:
2.875% 4/15/30	40,000	41,294
3% 2/1/51 (a)	80,000	74,796
4.2% 4/17/28	89,000	100,519
Kellogg Co. 4.5% 4/1/46	32,000	37,313
Kraft Heinz Foods Co.:
3% 6/1/26	20,000	21,047
4.375% 6/1/46	50,000	52,268
4.625% 1/30/29	260,000	291,807
Tyson Foods, Inc.:
4% 3/1/26	70,000	77,669
5.1% 9/28/48	50,000	63,311
Unilever Capital Corp.:
1.375% 9/14/30	135,000	126,702
2% 7/28/26	280,000	289,539
3.125% 3/22/23	100,000	105,450
		2,054,178
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	110,000	106,791
3.1% 3/26/30	22,000	23,701
Procter & Gamble Co.:
3% 3/25/30	105,000	113,020
3.55% 3/25/40	160,000	177,704
		421,216
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	200,000	193,826
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 9/16/26	110,000	114,557
3.4% 5/6/30	300,000	313,871
3.875% 9/16/46	38,000	36,870
4.8% 2/14/29	120,000	137,881
5.8% 2/14/39	100,000	122,028
5.95% 2/14/49	30,000	37,353
BAT Capital Corp.:
3.557% 8/15/27	130,000	138,388
4.39% 8/15/37	671,000	703,492
4.54% 8/15/47	213,000	214,467
Philip Morris International, Inc.:
2.5% 11/2/22	302,000	311,736
2.875% 5/1/24	80,000	84,913
3.125% 3/2/28	154,000	163,512
4.375% 11/15/41	265,000	301,129
		2,680,197

TOTAL CONSUMER STAPLES		16,896,493

ENERGY - 2.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	183,350
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp. 4.375% 10/15/28	112,000	111,664
Canadian Natural Resources Ltd.:
3.85% 6/1/27	558,000	603,790
4.95% 6/1/47	19,000	22,022
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	138,052
Chevron Corp.:
1.141% 5/11/23	80,000	81,389
1.554% 5/11/25	80,000	81,632
1.995% 5/11/27	80,000	81,791
2.236% 5/11/30	80,000	79,598
2.498% 3/3/22	280,000	285,303
2.978% 5/11/40	80,000	79,215
3.078% 5/11/50	80,000	76,476
Chevron U.S.A., Inc.:
3.85% 1/15/28	55,000	61,286
4.95% 8/15/47	30,000	37,718
ConocoPhillips Co.:
5.95% 3/15/46	86,000	117,526
6.5% 2/1/39	260,000	371,094
Devon Energy Corp. 5% 6/15/45	80,000	87,421
Ecopetrol SA:
5.375% 6/26/26	190,000	212,350
5.875% 9/18/23	390,000	429,293
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	89,528
Enbridge, Inc. 5.5% 12/1/46	60,000	73,739
Energy Transfer Partners LP:
4.2% 9/15/23	30,000	32,126
4.5% 4/15/24	50,000	54,528
5% 5/15/50	300,000	310,273
5.8% 6/15/38	70,000	79,385
6% 6/15/48	356,000	409,517
6.25% 4/15/49	30,000	35,214
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	73,819
3.95% 2/15/27	85,000	94,458
4.2% 1/31/50	618,000	657,962
4.25% 2/15/48	105,000	111,529
EOG Resources, Inc. 4.375% 4/15/30	510,000	585,488
Equinor ASA:
3.125% 4/6/30	357,000	377,491
3.25% 11/18/49	160,000	156,665
3.625% 9/10/28	120,000	131,666
Exxon Mobil Corp.:
2.44% 8/16/29	320,000	324,673
3.452% 4/15/51	330,000	333,251
4.227% 3/19/40	421,000	473,625
Hess Corp. 4.3% 4/1/27	150,000	163,476
Kinder Morgan Energy Partners LP:
5% 8/15/42	100,000	112,491
5% 3/1/43	215,000	242,305
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	124,253
4.3% 3/1/28	112,000	125,225
5.2% 3/1/48	30,000	34,260
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	73,886
5% 3/1/26	72,000	82,530
Marathon Oil Corp. 4.4% 7/15/27	240,000	264,197
Marathon Petroleum Corp.:
4.75% 12/15/23	255,000	280,072
4.75% 9/15/44	21,000	23,292
5.125% 12/15/26	410,000	478,445
MPLX LP:
4.5% 7/15/23	82,000	88,332
4.5% 4/15/38	143,000	156,220
4.7% 4/15/48	28,000	30,293
4.8% 2/15/29	30,000	34,401
5.5% 2/15/49	410,000	481,677
ONEOK, Inc.:
4.45% 9/1/49	40,000	39,896
4.55% 7/15/28	59,000	64,923
Ovintiv, Inc. 6.5% 2/1/38	50,000	60,440
Phillips 66 Co. 3.9% 3/15/28	94,000	103,172
Phillips 66 Partners LP 3.15% 12/15/29	170,000	172,441
Pioneer Natural Resources Co.:
1.125% 1/15/26	230,000	225,807
1.9% 8/15/30	19,000	17,633
Sabine Pass Liquefaction LLC 4.5% 5/15/30	850,000	953,860
Shell International Finance BV:
2.375% 4/6/25	1,030,000	1,085,678
3.125% 11/7/49	100,000	96,458
3.25% 4/6/50	100,000	97,973
3.5% 11/13/23	300,000	323,541
3.75% 9/12/46	70,000	74,678
4.375% 5/11/45	293,000	342,982
Spectra Energy Partners LP 3.375% 10/15/26	158,000	169,917
Suncor Energy, Inc. 4% 11/15/47	179,000	181,458
The Williams Companies, Inc.:
3.75% 6/15/27	35,000	38,153
4.85% 3/1/48	83,000	92,148
Total Capital International SA:
3.127% 5/29/50	220,000	207,113
3.455% 2/19/29	100,000	108,658
TransCanada PipeLines Ltd.:
4.1% 4/15/30	530,000	590,783
4.25% 5/15/28	101,000	113,529
7.625% 1/15/39	371,000	554,626
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	66,000	69,322
3.95% 5/15/50	180,000	184,001
Valero Energy Corp.:
2.85% 4/15/25	190,000	198,635
4.35% 6/1/28	20,000	22,060
		16,347,797

TOTAL ENERGY		16,531,147

FINANCIALS - 8.3%
Banks - 4.6%
Banco Santander SA:
1.849% 3/25/26	200,000	199,617
2.958% 3/25/31	200,000	198,846
Bank of America Corp.:
0.81% 10/24/24 (b)	1,520,000	1,523,767
0.981% 9/25/25 (b)	600,000	598,440
1.197% 10/24/26 (b)	924,000	912,023
2.651% 3/11/32 (b)	180,000	180,460
2.676% 6/19/41 (b)	100,000	93,618
3.419% 12/20/28 (b)	220,000	236,254
3.458% 3/15/25 (b)	1,900,000	2,040,163
3.5% 4/19/26	122,000	133,742
3.55% 3/5/24 (b)	113,000	119,223
3.946% 1/23/49 (b)	23,000	25,165
3.97% 3/5/29 (b)	125,000	137,733
3.974% 2/7/30 (b)	60,000	66,593
4% 1/22/25	370,000	405,191
4.083% 3/20/51 (b)	220,000	244,268
4.271% 7/23/29 (b)	80,000	89,945
4.33% 3/15/50 (b)	60,000	69,185
5% 1/21/44	400,000	492,216
Bank of Nova Scotia 3.4% 2/11/24	140,000	150,681
Barclays PLC:
2.852% 5/7/26 (b)	516,000	540,169
3.2% 8/10/21	400,000	403,960
4.337% 1/10/28	200,000	221,953
5.088% 6/20/30 (b)	726,000	822,261
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	134,000	143,626
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	205,000	221,746
2.976% 11/5/30 (b)	270,000	279,231
3.106% 4/8/26 (b)	500,000	533,732
3.142% 1/24/23 (b)	365,000	372,577
3.878% 1/24/39 (b)	130,000	140,411
3.98% 3/20/30 (b)	160,000	177,129
4.65% 7/23/48	78,000	95,711
5.316% 3/26/41 (b)	777,000	1,000,372
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	78,000	74,685
Export-Import Bank of Korea 2.875% 1/21/25	350,000	372,418
Fifth Third Bancorp 2.55% 5/5/27	200,000	208,066
HSBC Holdings PLC:
4.292% 9/12/26 (b)	2,000,000	2,213,686
6.8% 6/1/38	449,000	615,793
ING Groep NV 2.727% 4/1/32 (b)	200,000	199,880
Japan Bank International Cooperation:
0.625% 7/15/25	750,000	736,440
1.25% 1/21/31	580,000	542,857
3.125% 7/20/21	200,000	201,698
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	2,140,000	2,144,162
1.953% 2/4/32 (b)	250,000	236,940
2.083% 4/22/26 (b)	200,000	205,413
2.522% 4/22/31 (b)	150,000	149,684
2.7% 5/18/23	111,000	115,800
2.739% 10/15/30 (b)	720,000	731,750
2.95% 10/1/26	224,000	239,594
2.956% 5/13/31 (b)	50,000	50,925
3.109% 4/22/51 (b)	100,000	97,936
3.882% 7/24/38 (b)	734,000	814,519
4.005% 4/23/29 (b)	43,000	47,953
4.203% 7/23/29 (b)	30,000	33,938
4.452% 12/5/29 (b)	200,000	229,092
4.95% 6/1/45	135,000	168,433
Korea Development Bank 0.4% 6/19/24	300,000	298,480
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	223,533
4.582% 12/10/25	1,518,000	1,694,897
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	400,000	423,970
3.455% 3/2/23	730,000	769,728
3.751% 7/18/39	290,000	311,152
3.777% 3/2/25	84,000	91,774
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	400,000	400,837
2.226% 5/25/26 (b)	400,000	411,279
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	83,000	80,918
2.875% 9/7/21	50,000	50,567
PNC Financial Services Group, Inc. 2.2% 11/1/24	70,000	73,494
Rabobank Nederland New York Branch:
0.375% 1/12/24	1,300,000	1,293,226
3.125% 4/26/21	250,000	250,420
Royal Bank of Canada:
2.55% 7/16/24	520,000	548,404
4.65% 1/27/26	55,000	62,759
Royal Bank of Scotland Group PLC 3.875% 9/12/23	220,000	235,923
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	90,802
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	400,000	400,176
2.348% 1/15/25	200,000	207,592
2.75% 1/15/30	200,000	203,554
3.936% 10/16/23	80,000	86,583
The Toronto-Dominion Bank:
2.65% 6/12/24	510,000	540,942
3.5% 7/19/23	100,000	107,063
Truist Financial Corp.:
1.2% 8/5/25	700,000	698,487
1.267% 3/2/27 (b)	29,000	28,654
U.S. Bancorp 1.375% 7/22/30	660,000	608,471
Wells Fargo & Co.:
2.188% 4/30/26 (b)	340,000	350,907
2.572% 2/11/31 (b)	690,000	693,736
3.068% 4/30/41 (b)	100,000	98,061
3.584% 5/22/28 (b)	82,000	89,402
3.75% 1/24/24	150,000	162,205
4.1% 6/3/26	1,194,000	1,327,114
4.75% 12/7/46	157,000	185,306
5.013% 4/4/51 (b)	130,000	166,717
Westpac Banking Corp.:
2.894% 2/4/30 (b)	590,000	607,706
3.65% 5/15/23	130,000	138,742
4.11% 7/24/34 (b)	320,000	341,699
		37,656,950
Capital Markets - 1.3%
Ares Capital Corp. 2.15% 7/15/26	234,000	227,875
Bank of New York Mellon Corp.:
0.35% 12/7/23	1,100,000	1,098,979
3.85% 4/28/28	27,000	30,465
BlackRock, Inc.:
3.375% 6/1/22	37,000	38,330
3.5% 3/18/24	730,000	793,941
Charles Schwab Corp. 2% 3/20/28	365,000	366,621
Credit Suisse AG 0.495% 2/2/24	700,000	692,102
Credit Suisse Group AG 4.55% 4/17/26	250,000	279,690
Deutsche Bank AG 4.1% 1/13/26	200,000	216,783
Deutsche Bank AG New York Branch:
3.7% 5/30/24	200,000	213,862
3.95% 2/27/23	200,000	211,232
4.1% 1/13/26	200,000	216,105
Goldman Sachs Group, Inc.:
3.2% 2/23/23	200,000	209,288
3.691% 6/5/28 (b)	440,000	481,432
3.85% 1/26/27	189,000	207,326
4.017% 10/31/38 (b)	887,000	983,603
4.223% 5/1/29 (b)	60,000	67,309
4.411% 4/23/39 (b)	100,000	116,552
4.75% 10/21/45	28,000	34,487
6.75% 10/1/37	130,000	183,771
Intercontinental Exchange, Inc.:
1.85% 9/15/32	230,000	210,679
2.35% 9/15/22	34,000	34,849
2.65% 9/15/40	230,000	211,899
3% 6/15/50	138,000	126,686
3.75% 9/21/28	50,000	54,927
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.85% 1/15/27	100,000	115,040
Moody's Corp. 4.875% 12/17/48	123,000	151,581
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(c)	295,000	345,105
2.188% 4/28/26 (b)	330,000	340,967
2.699% 1/22/31 (b)	230,000	234,032
3.125% 1/23/23	210,000	219,880
3.625% 1/20/27	96,000	105,336
3.971% 7/22/38 (b)	120,000	133,271
4.375% 1/22/47	148,000	175,554
5.597% 3/24/51 (b)	90,000	125,343
6.375% 7/24/42	190,000	277,104
NASDAQ, Inc. 2.5% 12/21/40	100,000	87,876
Nomura Holdings, Inc. 3.103% 1/16/30	823,000	835,755
Northern Trust Corp. 1.95% 5/1/30	220,000	214,617
		10,670,254
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	154,701
4.125% 7/3/23	300,000	318,260
4.45% 4/3/26	150,000	162,398
4.5% 9/15/23	150,000	161,341
4.875% 1/16/24	150,000	163,222
Ally Financial, Inc.:
3.05% 6/5/23	300,000	313,688
5.125% 9/30/24	290,000	326,905
5.8% 5/1/25	250,000	289,788
American Express Co. 2.5% 7/30/24	399,000	421,184
American Express Credit Corp. 3.3% 5/3/27	30,000	32,822
Capital One Financial Corp.:
3.2% 1/30/23	176,000	184,251
3.3% 10/30/24	900,000	970,337
3.75% 3/9/27	100,000	109,775
3.8% 1/31/28	251,000	275,884
Discover Financial Services 4.5% 1/30/26	142,000	160,113
GE Capital International Funding Co.:
3.373% 11/15/25	200,000	216,859
4.418% 11/15/35	200,000	228,952
John Deere Capital Corp.:
2.6% 3/7/24	60,000	63,547
2.8% 3/6/23	64,000	67,012
2.8% 7/18/29	220,000	229,585
3.65% 10/12/23	290,000	313,032
Synchrony Financial:
3.95% 12/1/27	150,000	161,618
4.375% 3/19/24	45,000	49,059
5.15% 3/19/29	159,000	183,370
Toyota Motor Credit Corp.:
0.5% 8/14/23	280,000	280,125
1.15% 8/13/27	300,000	290,631
2.15% 9/8/22	1,000,000	1,025,940
2.25% 10/18/23	113,000	117,917
3% 4/1/25	580,000	620,604
		7,892,920
Diversified Financial Services - 0.8%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	199,474
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	120,000	111,993
2.85% 10/15/50	220,000	202,772
4.2% 8/15/48	243,000	280,386
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	39,563
BP Capital Markets America, Inc.:
2.52% 9/19/22	128,000	131,625
3% 2/24/50	240,000	219,981
3.216% 11/28/23	94,000	100,220
3.224% 4/14/24	470,000	504,531
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	44,164
4.125% 5/15/29	19,000	20,512
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	72,956
2.6% 11/15/29	80,000	81,772
3.4% 11/15/49	50,000	50,624
Equitable Holdings, Inc. 4.35% 4/20/28	360,000	403,097
Export Development Canada:
2.625% 2/21/24	120,000	127,687
2.75% 3/15/23	145,000	151,947
Fedex Corp. 2020-1 Class AA pass-thru Trust 1.875% 8/20/35	213,145	206,415
KfW:
0.25% 10/19/23	300,000	299,395
0.375% 7/18/25	2,072,000	2,030,560
2.375% 12/29/22	996,000	1,033,386
2.625% 2/28/24	400,000	425,576
2.875% 4/3/28	14,000	15,299
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	85,681
		6,839,616
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	350,000	319,601
4.35% 11/3/45	128,000	151,446
AFLAC, Inc. 3.6% 4/1/30	224,000	244,978
Allstate Corp.:
1.45% 12/15/30	300,000	274,739
5.55% 5/9/35	156,000	207,285
American International Group, Inc.:
2.5% 6/30/25	44,000	46,166
4.25% 3/15/29	100,000	112,556
4.375% 6/30/50	240,000	273,959
4.5% 7/16/44	25,000	28,305
4.75% 4/1/48	100,000	119,091
5.75% 4/1/48 (b)	280,000	312,200
Aon Corp. 3.75% 5/2/29	120,000	132,036
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	250,000	235,259
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	28,570
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	200,000	207,469
4.4% 3/15/48	70,000	80,584
Lincoln National Corp. 4.35% 3/1/48	160,000	177,124
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	127,392
4.9% 3/15/49	50,000	63,831
MetLife, Inc.:
4.05% 3/1/45	18,000	20,420
4.55% 3/23/30	600,000	699,478
4.875% 11/13/43	100,000	125,623
Progressive Corp. 4.2% 3/15/48	135,000	157,206
Prudential Financial, Inc.:
3.878% 3/27/28	35,000	39,463
3.935% 12/7/49	38,000	41,599
4.35% 2/25/50	285,000	329,873
The Travelers Companies, Inc. 4% 5/30/47	32,000	36,450
Unum Group 4.5% 3/15/25	460,000	514,104
Willis Group North America, Inc. 2.95% 9/15/29	170,000	175,543
		5,282,350

TOTAL FINANCIALS		68,342,090

HEALTH CARE - 2.5%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	60,000	63,348
2.95% 11/21/26	50,000	53,234
3.2% 11/21/29	80,000	85,102
3.8% 3/15/25	61,000	66,645
4.05% 11/21/39	50,000	55,980
4.25% 11/21/49	390,000	441,299
4.3% 5/14/36	40,000	46,112
4.55% 3/15/35	80,000	92,902
4.7% 5/14/45	120,000	142,125
4.875% 11/14/48	100,000	120,441
Amgen, Inc.:
1.9% 2/21/25	100,000	103,278
3.15% 2/21/40	710,000	704,488
3.2% 11/2/27	56,000	60,647
3.375% 2/21/50	110,000	109,954
4.4% 5/1/45	102,000	118,090
Biogen, Inc. 3.25% 2/15/51 (a)	380,000	354,535
Gilead Sciences, Inc.:
1.65% 10/1/30	180,000	168,934
2.8% 10/1/50	180,000	159,981
4% 9/1/36	40,000	43,854
4.15% 3/1/47	60,000	66,712
4.5% 2/1/45	311,000	361,213
		3,418,874
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.875% 9/15/25	240,000	266,193
4.9% 11/30/46	20,000	26,048
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	153,774
3.7% 6/6/27	52,000	57,357
4.669% 6/6/47	130,000	155,182
Boston Scientific Corp.:
3.75% 3/1/26	120,000	132,492
4% 3/1/29	100,000	111,235
4.7% 3/1/49	140,000	169,216
Danaher Corp. 2.6% 10/1/50	225,000	199,070
Medtronic, Inc. 4.625% 3/15/45	168,000	211,861
Stryker Corp.:
1.95% 6/15/30	100,000	96,498
2.9% 6/15/50	100,000	94,353
		1,673,279
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	110,000	114,742
4.75% 3/15/44	60,000	70,230
AHS Hospital Corp. 2.78% 7/1/51	250,000	231,333
Allina Health System, Inc. 3.887% 4/15/49	20,000	22,526
Anthem, Inc.:
3.35% 12/1/24	89,000	96,266
3.65% 12/1/27	120,000	132,424
4.101% 3/1/28	50,000	56,234
4.375% 12/1/47	385,000	443,466
4.55% 3/1/48	120,000	141,512
Banner Health 2.913% 1/1/51	100,000	92,084
Baptist Healthcare System, Inc. 3.54% 8/15/50	100,000	100,757
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	71,000	68,063
Cardinal Health, Inc. 3.41% 6/15/27	67,000	72,434
Children's Hospital of Philadelphia 2.704% 7/1/50	79,000	72,608
Cigna Corp.:
3.75% 7/15/23	10,000	10,694
4.125% 11/15/25	25,000	27,875
4.375% 10/15/28	30,000	34,322
4.5% 2/25/26	74,000	84,247
4.8% 8/15/38	80,000	95,616
4.8% 7/15/46	465,000	557,308
4.9% 12/15/48	30,000	36,746
CommonSpirit Health 3.91% 10/1/50	125,000	127,338
CVS Health Corp.:
2.7% 8/21/40	767,000	706,347
3% 8/15/26	20,000	21,371
3.25% 8/15/29	195,000	206,114
3.75% 4/1/30	380,000	414,528
4.1% 3/25/25	32,000	35,449
4.25% 4/1/50	37,000	41,533
4.3% 3/25/28	264,000	299,794
5.05% 3/25/48	131,000	160,821
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	129,805
HCA Holdings, Inc.:
4.5% 2/15/27	1,013,000	1,136,208
5.25% 6/15/49	100,000	122,367
Humana, Inc. 3.95% 3/15/27	585,000	652,356
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	83,000	87,628
Kaiser Foundation Hospitals:
3.266% 11/1/49	80,000	82,385
4.15% 5/1/47	30,000	35,370
MidMichigan Health 3.409% 6/1/50	33,000	33,151
Orlando Health Obligated Group 3.327% 10/1/50	57,000	58,090
Sutter Health 3.361% 8/15/50	130,000	128,643
Trinity Health Corp. 2.632% 12/1/40	50,000	47,562
UnitedHealth Group, Inc.:
1.25% 1/15/26	81,000	80,958
2% 5/15/30	250,000	246,008
2.375% 8/15/24	90,000	94,775
2.9% 5/15/50	120,000	114,914
3.5% 6/15/23	182,000	194,184
3.5% 8/15/39	772,000	831,017
3.7% 8/15/49	40,000	43,464
3.75% 10/15/47	30,000	32,788
4.45% 12/15/48	102,000	125,071
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	66,721
		8,918,247
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	150,000	153,777
3.2% 8/15/27	82,000	88,215
4.133% 3/25/25	894,000	992,739
4.497% 3/25/30	84,000	97,796
		1,332,527
Pharmaceuticals - 0.6%
AstraZeneca PLC:
4.375% 11/16/45	45,000	52,225
4.375% 8/17/48	50,000	58,486
Bristol-Myers Squibb Co.:
2.9% 7/26/24	70,000	74,792
3.4% 7/26/29	100,000	109,281
3.9% 2/20/28	205,000	230,603
4.125% 6/15/39	100,000	116,313
4.55% 2/20/48	53,000	64,620
5% 8/15/45	435,000	559,320
Eli Lilly & Co. 2.25% 5/15/50	200,000	169,039
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	147,093
Johnson & Johnson:
0.55% 9/1/25	110,000	109,090
1.3% 9/1/30	110,000	103,412
2.1% 9/1/40	220,000	198,773
2.45% 9/1/60	110,000	97,468
3.4% 1/15/38	116,000	127,218
Merck & Co., Inc.:
2.45% 6/24/50	250,000	220,482
3.7% 2/10/45	45,000	49,545
4.15% 5/18/43	266,000	312,342
Mylan NV 4.55% 4/15/28	20,000	22,586
Novartis Capital Corp.:
1.75% 2/14/25	100,000	102,961
2.75% 8/14/50	50,000	47,457
3.1% 5/17/27	90,000	97,820
4% 11/20/45	35,000	40,362
Pfizer, Inc.:
2.55% 5/28/40	125,000	119,148
2.7% 5/28/50	380,000	355,803
3.2% 9/15/23	200,000	213,024
3.45% 3/15/29	70,000	76,827
4% 12/15/36	36,000	41,369
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	118,509
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	200,000	192,758
3.025% 7/9/40	492,000	475,845
Viatris, Inc.:
2.7% 6/22/30 (a)	100,000	98,748
4% 6/22/50 (a)	100,000	101,905
Zoetis, Inc. 4.45% 8/20/48	60,000	71,695
		4,976,919

TOTAL HEALTH CARE		20,319,846

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	160,000	166,528
3.375% 5/15/23	81,000	85,888
4.25% 4/1/50	50,000	59,744
Lockheed Martin Corp.:
4.09% 9/15/52	70,000	82,129
4.7% 5/15/46	28,000	34,962
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	85,819
4.03% 10/15/47	106,000	117,887
5.25% 5/1/50	120,000	155,509
Raytheon Technologies Corp.:
3.65% 8/16/23	4,000	4,279
3.75% 11/1/46	30,000	31,975
4.05% 5/4/47	18,000	20,032
4.125% 11/16/28	260,000	292,795
4.35% 4/15/47	50,000	56,940
4.45% 11/16/38	370,000	428,672
4.5% 6/1/42	345,000	411,411
The Boeing Co.:
3.2% 3/1/29	126,000	127,602
3.75% 2/1/50	130,000	124,520
4.875% 5/1/25	660,000	734,876
5.705% 5/1/40	836,000	1,023,035
5.805% 5/1/50	130,000	163,664
		4,208,267
Air Freight & Logistics - 0.2%
FedEx Corp.:
3.8% 5/15/25	470,000	516,583
4.05% 2/15/48	150,000	163,470
4.25% 5/15/30	175,000	199,151
4.95% 10/17/48	102,000	124,295
United Parcel Service, Inc.:
2.8% 11/15/24	88,000	94,075
3.4% 9/1/49	100,000	104,540
5.3% 4/1/50	170,000	230,538
		1,432,652
Airlines - 0.2%
Southwest Airlines Co. 5.125% 6/15/27	1,195,000	1,373,855
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	224,213	229,213
		1,603,068
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	100,000	103,545
2.493% 2/15/27	50,000	51,635
2.722% 2/15/30	100,000	100,909
3.377% 4/5/40	415,000	414,183
3.577% 4/5/50	50,000	49,100
Masco Corp.:
2% 2/15/31	103,000	97,679
3.125% 2/15/51	52,000	48,832
		865,883
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	457,107
3.95% 5/15/28	28,000	31,248
		488,355
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	133,000	137,990
Industrial Conglomerates - 0.3%
3M Co.:
2.375% 8/26/29	177,000	180,488
2.65% 4/15/25	24,000	25,491
3.05% 4/15/30	19,000	20,169
3.7% 4/15/50	24,000	26,068
General Electric Co.:
3.45% 5/1/27	281,000	305,153
3.625% 5/1/30	120,000	129,200
4.25% 5/1/40	100,000	109,761
4.35% 5/1/50	489,000	542,763
4.5% 3/11/44	105,000	116,932
Honeywell International, Inc.:
1.35% 6/1/25	100,000	101,444
1.95% 6/1/30	200,000	197,397
2.8% 6/1/50	150,000	142,120
3.812% 11/21/47	20,000	22,133
Roper Technologies, Inc.:
1% 9/15/25	50,000	49,144
1.4% 9/15/27	50,000	48,308
1.75% 2/15/31	50,000	46,430
2% 6/30/30	330,000	315,299
2.8% 12/15/21	108,000	109,621
		2,487,921
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	170,000	170,059
1.1% 9/14/27	530,000	510,472
3.45% 5/15/23	182,000	193,872
3.65% 12/7/23	310,000	336,817
Caterpillar, Inc. 3.25% 9/19/49	110,000	112,808
Deere & Co. 2.875% 9/7/49	130,000	124,860
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	137,135
Otis Worldwide Corp.:
2.056% 4/5/25	48,000	49,423
2.565% 2/15/30	70,000	70,504
3.362% 2/15/50	50,000	48,799
Parker Hannifin Corp. 4% 6/14/49	110,000	123,132
		1,877,881
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	82,130
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	311,000	300,806
3.25% 6/15/27	160,000	173,584
4.05% 6/15/48	207,000	232,026
Canadian National Railway Co. 2.45% 5/1/50	210,000	185,068
CSX Corp.:
4.3% 3/1/48	140,000	159,581
4.5% 3/15/49	160,000	185,043
4.75% 11/15/48	70,000	84,139
Norfolk Southern Corp.:
3.8% 8/1/28	63,000	70,082
4.05% 8/15/52	90,000	99,226
4.15% 2/28/48	38,000	42,345
Union Pacific Corp.:
2.75% 3/1/26	160,000	169,469
2.891% 4/6/36 (a)(d)	79,000	78,999
2.973% 9/16/62 (a)	290,000	258,202
3.25% 2/5/50	50,000	49,237
3.5% 6/8/23	270,000	286,645
3.6% 9/15/37	38,000	40,566
3.839% 3/20/60	70,000	74,396
		2,489,414
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.875% 1/15/26	120,000	124,514
3.25% 3/1/25	88,000	92,721
3.75% 6/1/26	158,000	168,886
3.875% 7/3/23	526,000	559,259
4.25% 2/1/24	170,000	184,473
		1,129,853

TOTAL INDUSTRIALS		16,803,414

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.2% 9/20/23	130,000	135,870
2.6% 2/28/23	400,000	418,282
		554,152
Electronic Equipment & Components - 0.1%
Corning, Inc. 5.35% 11/15/48	10,000	12,784
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.3% 10/1/29 (a)	390,000	456,207
5.45% 6/15/23 (a)	110,000	120,214
8.1% 7/15/36 (a)	80,000	117,178
8.35% 7/15/46 (a)	287,000	436,640
		1,143,023
IT Services - 0.6%
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	241,881
2.25% 3/1/31	200,000	196,503
Fiserv, Inc.:
2.75% 7/1/24	440,000	464,955
3.5% 7/1/29	80,000	86,288
4.4% 7/1/49	240,000	276,946
Global Payments, Inc. 1.2% 3/1/26	346,000	340,610
IBM Corp.:
1.95% 5/15/30	175,000	169,400
2.5% 1/27/22	104,000	105,928
2.95% 5/15/50	175,000	162,660
3% 5/15/24	100,000	107,225
3.5% 5/15/29	843,000	917,058
MasterCard, Inc.:
2.95% 6/1/29	50,000	53,614
3.3% 3/26/27	38,000	41,770
3.35% 3/26/30	53,000	58,376
3.85% 3/26/50	265,000	300,285
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	71,288
2.3% 6/1/30	120,000	118,873
The Western Union Co. 2.85% 1/10/25	70,000	73,377
Visa, Inc.:
1.1% 2/15/31	250,000	227,483
1.9% 4/15/27	769,000	788,170
2.05% 4/15/30	350,000	349,387
2.7% 4/15/40	150,000	146,900
4.15% 12/14/35	38,000	44,929
		5,343,906
Semiconductors & Semiconductor Equipment - 0.4%
Applied Materials, Inc. 4.35% 4/1/47	28,000	33,256
Broadcom Corp./Broadcom Cayman LP 3.5% 1/15/28	1,134,000	1,203,987
Broadcom, Inc.:
3.419% 4/15/33 (a)	82,000	82,235
4.3% 11/15/32	250,000	272,184
4.75% 4/15/29	50,000	56,219
5% 4/15/30	50,000	56,986
Intel Corp.:
3.25% 11/15/49	110,000	110,628
3.734% 12/8/47	617,000	664,627
Lam Research Corp. 2.875% 6/15/50	150,000	142,986
NVIDIA Corp.:
2.85% 4/1/30	100,000	105,020
3.5% 4/1/40	160,000	172,108
3.5% 4/1/50	50,000	52,810
Qualcomm, Inc. 1.65% 5/20/32	54,000	49,822
Texas Instruments, Inc. 4.15% 5/15/48	70,000	83,279
		3,086,147
Software - 0.5%
Microsoft Corp.:
2.4% 2/6/22	685,000	696,295
2.525% 6/1/50	326,000	296,847
2.921% 3/17/52	534,000	526,018
3.3% 2/6/27	115,000	126,926
3.45% 8/8/36	31,000	34,356
Oracle Corp.:
1.65% 3/25/26	457,000	460,609
2.5% 4/1/25	80,000	84,057
2.875% 3/25/31	150,000	152,690
2.95% 4/1/30	150,000	154,672
3.25% 11/15/27	96,000	103,077
3.6% 4/1/50	300,000	290,575
3.8% 11/15/37	110,000	114,246
3.85% 4/1/60	80,000	78,498
4% 11/15/47	187,000	193,115
5.375% 7/15/40	641,000	786,188
		4,098,169
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	100,000	98,270
1.125% 5/11/25	872,000	877,683
1.25% 8/20/30	250,000	231,224
2.375% 2/8/41	430,000	399,493
2.4% 1/13/23	350,000	362,825
2.4% 5/3/23	156,000	162,973
2.55% 8/20/60	200,000	172,091
2.95% 9/11/49	240,000	229,760
3% 11/13/27	96,000	104,076
3.75% 11/13/47	57,000	62,533
3.85% 5/4/43	369,000	417,341
4.5% 2/23/36	90,000	110,482
HP, Inc. 2.2% 6/17/25	160,000	165,141
		3,393,892

TOTAL INFORMATION TECHNOLOGY		17,619,289

MATERIALS - 1.0%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	101,453
2.05% 5/15/30	60,000	59,056
2.7% 5/15/40	60,000	57,390
2.8% 5/15/50	100,000	92,525
DuPont de Nemours, Inc.:
4.205% 11/15/23	30,000	32,589
4.725% 11/15/28	35,000	40,680
5.319% 11/15/38	679,000	852,900
Eastman Chemical Co. 4.5% 12/1/28	174,000	199,299
Ecolab, Inc.:
1.3% 1/30/31	300,000	275,593
3.25% 1/14/23	70,000	73,021
4.8% 3/24/30	190,000	227,283
LYB International Finance II BV 3.5% 3/2/27	166,000	179,404
LYB International Finance III LLC:
3.375% 10/1/40	120,000	118,674
3.625% 4/1/51	120,000	118,210
4.2% 10/15/49	100,000	106,254
Nutrien Ltd.:
4.2% 4/1/29	13,000	14,629
5% 4/1/49	103,000	128,737
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	316,500
3.8% 8/15/49	80,000	84,765
4.5% 6/1/47	50,000	58,411
The Dow Chemical Co.:
2.1% 11/15/30	250,000	240,976
3.15% 5/15/24	30,000	31,906
3.5% 10/1/24	64,000	69,044
3.6% 11/15/50	150,000	151,239
4.8% 5/15/49	50,000	59,780
7.375% 11/1/29	100,000	135,476
The Mosaic Co. 4.05% 11/15/27	90,000	99,903
Westlake Chemical Corp. 3.6% 8/15/26	625,000	675,577
		4,601,274
Containers & Packaging - 0.1%
International Paper Co.:
3% 2/15/27	51,000	55,027
4.8% 6/15/44	155,000	185,673
WRKCo, Inc. 4.65% 3/15/26	290,000	329,111
		569,811
Metals & Mining - 0.4%
Barrick Gold Corp. 5.25% 4/1/42	163,000	201,785
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	176,000	227,642
Newmont Corp.:
2.25% 10/1/30	100,000	97,414
2.8% 10/1/29	100,000	102,773
5.45% 6/9/44	80,000	103,909
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	1,494,000	1,639,365
Southern Copper Corp. 5.875% 4/23/45	30,000	39,198
Vale Overseas Ltd. 6.25% 8/10/26	700,000	830,025
		3,242,111

TOTAL MATERIALS		8,413,196

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	125,000	116,122
3% 5/18/51	125,000	113,803
4.85% 4/15/49	90,000	107,727
American Tower Corp.:
1.3% 9/15/25	120,000	119,483
2.1% 6/15/30	160,000	152,255
3.1% 6/15/50	160,000	147,083
3.6% 1/15/28	32,000	34,552
3.8% 8/15/29	70,000	76,213
AvalonBay Communities, Inc.:
2.3% 3/1/30	240,000	237,276
3.2% 1/15/28	63,000	66,810
Boston Properties, Inc. 3.65% 2/1/26	100,000	109,153
Crown Castle International Corp.:
1.35% 7/15/25	79,000	78,835
2.25% 1/15/31	100,000	96,115
3.25% 1/15/51	40,000	36,819
3.7% 6/15/26	100,000	109,393
Duke Realty LP 1.75% 2/1/31	370,000	343,682
ERP Operating LP:
3.5% 3/1/28	61,000	65,904
4.15% 12/1/28	330,000	370,896
Healthpeak Properties, Inc. 3% 1/15/30	140,000	144,415
Kimco Realty Corp.:
1.9% 3/1/28	570,000	558,036
3.3% 2/1/25	180,000	192,860
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	260,002
Prologis LP 3% 4/15/50	145,000	138,989
Realty Income Corp. 3.25% 1/15/31	220,000	232,227
Simon Property Group LP:
2.65% 7/15/30	125,000	125,296
3.375% 12/1/27	935,000	1,005,287
UDR, Inc. 2.1% 6/15/33	190,000	175,101
Ventas Realty LP:
4.4% 1/15/29	40,000	44,890
4.875% 4/15/49	160,000	179,882
VEREIT Operating Partnership LP 3.4% 1/15/28	230,000	242,528
Welltower, Inc. 4.95% 9/1/48	76,000	90,124
		5,771,758
Real Estate Management & Development - 0.0%
Essex Portfolio LP 2.65% 3/15/32	170,000	167,267
Ventas Realty LP/Ventas Capital Corp. 3.25% 8/15/22	161,000	165,739
		333,006

TOTAL REAL ESTATE		6,104,764

UTILITIES - 1.9%
Electric Utilities - 1.2%
Alabama Power Co.:
1.45% 9/15/30	400,000	368,341
3.45% 10/1/49	140,000	142,749
American Electric Power Co., Inc. 3.25% 3/1/50	121,000	111,840
Appalachian Power Co.:
3.3% 6/1/27	110,000	118,370
4.45% 6/1/45	18,000	20,335
4.5% 3/1/49	90,000	102,404
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	184,931
3.2% 9/15/49	150,000	145,652
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	250,000	251,379
Commonwealth Edison Co. 4% 3/1/48	42,000	46,961
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	192,244
3.05% 3/15/23	150,000	157,734
3.95% 3/15/48	31,000	34,006
4.25% 12/15/41	341,000	389,086
Duke Energy Corp.:
2.45% 6/1/30	182,000	179,591
3.15% 8/15/27	314,000	334,491
3.75% 9/1/46	80,000	80,454
3.95% 8/15/47	250,000	257,916
4.2% 6/15/49	90,000	95,403
Entergy Corp.:
0.9% 9/15/25	400,000	390,605
4% 7/15/22	130,000	135,016
Entergy, Inc. 3.55% 9/30/49	29,000	28,810
Eversource Energy:
2.55% 3/15/31	250,000	250,067
3.3% 1/15/28	62,000	66,232
3.45% 1/15/50	60,000	59,604
Exelon Corp.:
3.4% 4/15/26	150,000	162,278
4.05% 4/15/30	150,000	167,142
4.45% 4/15/46	144,000	165,073
FirstEnergy Corp.:
1.6% 1/15/26	85,000	82,663
2.25% 9/1/30	120,000	111,300
5.35% 7/15/47 (b)	140,000	157,244
Florida Power & Light Co.:
2.85% 4/1/25	167,000	178,243
4.125% 6/1/48	26,000	30,287
Interstate Power and Light Co. 2.3% 6/1/30	93,000	91,731
Kentucky Utilities Co. 5.125% 11/1/40	100,000	122,629
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	210,762
3.65% 8/1/48	30,000	31,725
NextEra Energy Capital Holdings, Inc. 3.5% 4/1/29	140,000	150,303
Northern States Power Co.:
2.6% 6/1/51	100,000	89,548
2.9% 3/1/50	80,000	76,419
3.6% 9/15/47	50,000	53,426
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25 (a)	239,000	231,678
3.1% 9/15/49	100,000	97,082
3.75% 4/1/45	120,000	128,897
Pacific Gas & Electric Co. 3.5% 8/1/50	682,000	591,816
PacifiCorp 6% 1/15/39	235,000	316,113
PECO Energy Co. 3.9% 3/1/48	96,000	106,185
PPL Capital Funding, Inc. 4% 9/15/47	20,000	21,496
PPL Electric Utilities Corp. 3% 10/1/49	100,000	94,928
Public Service Co. of Colorado:
3.7% 6/15/28	87,000	96,234
6.25% 9/1/37	282,000	395,682
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	70,673
3.15% 1/1/50	70,000	69,695
3.6% 12/1/47	44,000	46,912
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	50,425
Southern California Edison Co. 4% 4/1/47	562,000	578,924
Southern Co. 3.25% 7/1/26	112,000	119,882
Southwestern Electric Power Co. 3.85% 2/1/48	190,000	193,639
Tampa Electric Co. 4.45% 6/15/49	100,000	116,169
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	59,673
3.8% 9/15/47	50,000	54,332
4.6% 12/1/48	52,000	63,875
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	67,712
4% 6/15/28	76,000	84,395
		9,681,411
Gas Utilities - 0.1%
Dominion Gas Holdings LLC:
2.5% 11/15/24	50,000	52,568
3.9% 11/15/49	60,000	61,236
Southern Co. Gas Capital Corp. 3.95% 10/1/46	308,000	318,741
		432,545
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co. 4.95% 12/15/46	80,000	88,469
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
4.05% 4/15/25	668,000	739,592
4.25% 10/15/50	290,000	332,240
4.45% 1/15/49	54,000	63,281
CenterPoint Energy, Inc.:
2.5% 9/1/22	44,000	45,185
3.7% 9/1/49	80,000	79,078
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	330,000	357,975
4.65% 12/1/48	50,000	59,297
5.5% 12/1/39	256,000	326,156
Consolidated Edison, Inc. 2% 5/15/21	176,000	176,190
Dominion Energy, Inc.:
3.375% 4/1/30	720,000	766,598
4.6% 3/15/49	50,000	59,297
4.7% 12/1/44	26,000	30,579
7% 6/15/38	130,000	184,954
DTE Energy Co. 3.7% 8/1/23	46,000	49,004
NiSource, Inc.:
0.95% 8/15/25	280,000	274,674
1.7% 2/15/31	280,000	259,341
2.95% 9/1/29	190,000	195,571
3.49% 5/15/27	50,000	54,255
3.95% 3/30/48	46,000	48,360
5.25% 2/15/43	156,000	192,433
Puget Energy, Inc. 4.1% 6/15/30	200,000	216,743
San Diego Gas & Electric Co. 2.5% 5/15/26	100,000	104,419
Sempra Energy:
3.8% 2/1/38	186,000	199,927
4% 2/1/48	130,000	136,921
6% 10/15/39	274,000	363,396
		5,315,466
Water Utilities - 0.0%
American Water Capital Corp. 3.75% 9/1/47	240,000	255,955

TOTAL UTILITIES		15,773,846

TOTAL NONCONVERTIBLE BONDS
(Cost $221,529,288)		220,754,785

U.S. Government and Government Agency Obligations - 41.9%
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.375% 8/25/25	$95,000	$93,290
0.5% 6/17/25	2,348,000	2,325,506
0.625% 4/22/25	258,000	257,316
0.75% 10/8/27	200,000	192,584
0.875% 8/5/30	339,000	313,445
1.625% 10/15/24	180,000	187,012
1.75% 7/2/24	100,000	104,298
1.875% 9/24/26	60,000	62,648
2.125% 4/24/26	170,000	179,759
2.375% 1/19/23	200,000	207,965
Federal Home Loan Bank:
0.375% 9/4/25	160,000	157,054
0.5% 4/14/25	605,000	600,241
1.5% 8/15/24	100,000	103,560
1.875% 11/29/21	285,000	288,400
2.5% 2/13/24	140,000	148,871
3% 10/12/21	100,000	101,562
Freddie Mac:
0.25% 8/24/23	500,000	500,106
0.25% 12/4/23	479,000	478,285
0.375% 7/21/25	448,000	440,918
0.375% 9/23/25	231,000	226,810
2.75% 6/19/23	700,000	739,291
6.25% 7/15/32	360,000	519,152
Tennessee Valley Authority:
0.75% 5/15/25	600,000	599,279
2.875% 2/1/27	130,000	142,183
4.25% 9/15/65	30,000	38,430
5.88% 4/1/36	260,000	373,942

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		9,381,907

U.S. Treasury Obligations - 40.8%
U.S. Treasury Bonds:
1.125% 5/15/40	6,641,000	5,418,641
1.125% 8/15/40	9,052,000	7,360,408
1.25% 5/15/50	642,000	484,484
1.375% 11/15/40	4,560,000	3,878,850
1.375% 8/15/50	10,995,000	8,579,536
1.625% 11/15/50	4,518,000	3,764,765
1.875% 2/15/41	732,000	681,561
1.875% 2/15/51	5,742,000	5,096,025
2% 2/15/50	287,000	262,459
2.25% 8/15/46	110,000	106,747
2.25% 8/15/49	129,000	124,742
2.375% 11/15/49	199,000	197,702
2.5% 2/15/45	128,000	130,670
2.5% 2/15/46	342,000	348,573
2.5% 5/15/46	93,000	94,773
2.75% 8/15/42	197,000	211,313
2.75% 11/15/42	587,000	629,053
2.75% 8/15/47	51,000	54,510
2.75% 11/15/47	107,000	114,402
2.875% 5/15/43	190,000	207,850
2.875% 8/15/45	586,000	639,839
2.875% 5/15/49	1,000	1,100
3% 5/15/42	89,000	99,391
3% 11/15/44	2,149,000	2,395,799
3% 5/15/45	3,147,000	3,507,922
3% 11/15/45	744,000	830,490
3% 2/15/47	49,000	54,842
3% 5/15/47	208,000	232,814
3% 2/15/48	87,000	97,525
3% 8/15/48	3,000	3,367
3% 2/15/49	134,000	150,541
3.125% 11/15/41	113,000	128,692
3.125% 2/15/42	65,000	74,085
3.125% 2/15/43	1,664,000	1,893,255
3.125% 8/15/44	687,000	781,785
3.125% 5/15/48	169,000	193,809
3.375% 5/15/44	1,976,000	2,339,244
3.375% 11/15/48	157,000	188,553
3.5% 2/15/39	8,000	9,593
3.625% 8/15/43	971,000	1,191,789
3.625% 2/15/44	2,647,000	3,254,156
3.75% 8/15/41	45,000	55,963
3.75% 11/15/43	2,130,000	2,664,164
3.875% 8/15/40	52,000	65,565
4.375% 2/15/38	12,000	15,872
4.375% 11/15/39	24,000	32,078
4.375% 5/15/41	32,000	43,103
4.5% 5/15/38	92,000	123,470
4.5% 8/15/39	17,000	23,022
4.75% 2/15/41	48,000	67,579
5.5% 8/15/28	4,000	5,139
7.125% 2/15/23	175,000	197,907
7.25% 8/15/22	190,000	208,644
U.S. Treasury Notes:
0.125% 4/30/22	1,564,000	1,564,611
0.125% 5/31/22	2,241,000	2,241,613
0.125% 6/30/22	1,374,000	1,374,322
0.125% 7/31/22	2,050,000	2,050,160
0.125% 8/31/22	3,521,000	3,521,000
0.125% 9/30/22	3,991,000	3,990,688
0.125% 10/31/22	23,610,000	23,607,233
0.125% 11/30/22	1,438,000	1,437,719
0.125% 12/31/22	1,557,000	1,556,331
0.125% 1/31/23	4,663,000	4,660,814
0.125% 2/28/23	2,598,000	2,596,376
0.125% 5/15/23	806,000	804,930
0.125% 7/15/23	534,000	532,957
0.125% 9/15/23	23,903,000	23,837,640
0.125% 10/15/23	3,458,000	3,446,653
0.125% 12/15/23	357,000	355,424
0.125% 2/15/24	2,144,000	2,132,443
0.25% 6/15/23	3,323,000	3,326,764
0.25% 5/31/25	2,897,000	2,841,776
0.25% 6/30/25	945,000	925,879
0.25% 7/31/25	3,265,000	3,193,833
0.25% 8/31/25	154,000	150,415
0.25% 9/30/25	24,259,000	23,661,053
0.25% 10/31/25	2,234,000	2,175,270
0.375% 3/31/22	1,044,000	1,047,099
0.375% 4/30/25	1,897,000	1,873,213
0.375% 11/30/25	3,253,000	3,181,968
0.375% 12/31/25	9,354,000	9,135,131
0.375% 1/31/26	2,692,000	2,625,331
0.375% 7/31/27	1,259,000	1,189,312
0.375% 9/30/27	12,698,000	11,949,512
0.5% 3/15/23	3,412,000	3,434,125
0.5% 3/31/25	1,366,000	1,357,302
0.5% 4/30/27	718,000	687,653
0.5% 5/31/27	4,223,000	4,036,429
0.5% 6/30/27	2,827,000	2,697,908
0.5% 10/31/27	4,372,000	4,140,933
0.625% 3/31/27	2,260,000	2,185,049
0.625% 11/30/27	2,230,000	2,126,514
0.625% 12/31/27	5,260,000	5,008,712
0.625% 5/15/30 (e)	12,989,000	11,819,990
0.625% 8/15/30	2,840,000	2,573,750
0.75% 1/31/28	598,000	573,333
0.875% 11/15/30	2,688,000	2,485,980
1.125% 2/28/22	569,000	574,468
1.125% 2/28/27	691,000	689,084
1.125% 2/15/31	1,858,000	1,755,520
1.25% 8/31/24	1,923,000	1,972,953
1.375% 4/30/21	301,000	301,317
1.375% 1/31/22	1,769,000	1,788,141
1.375% 2/15/23	2,303,000	2,355,447
1.375% 1/31/25	1,386,000	1,426,064
1.375% 8/31/26	253,000	257,378
1.5% 9/30/21	599,000	603,352
1.5% 10/31/21	440,000	443,695
1.5% 11/30/21	3,089,000	3,118,442
1.5% 8/15/22	1,141,000	1,162,617
1.5% 9/15/22	464,000	473,226
1.5% 1/15/23	2,392,000	2,449,464
1.5% 9/30/24	1,783,000	1,844,430
1.5% 10/31/24	2,714,000	2,806,870
1.5% 11/30/24	2,519,000	2,604,607
1.5% 8/15/26	557,000	570,403
1.5% 1/31/27	2,284,000	2,329,145
1.5% 2/15/30	1,266,000	1,250,422
1.625% 12/31/21	2,309,000	2,335,878
1.625% 8/31/22	562,000	573,899
1.625% 11/15/22	1,457,000	1,491,888
1.625% 2/15/26	261,000	269,911
1.625% 5/15/26	264,000	272,652
1.625% 9/30/26	1,113,000	1,146,477
1.625% 10/31/26	457,000	470,264
1.625% 11/30/26	180,000	185,119
1.625% 8/15/29	1,654,000	1,659,879
1.75% 7/31/21	374,000	376,133
1.75% 2/28/22	441,000	447,684
1.75% 6/15/22	485,000	494,586
1.75% 6/30/22	336,000	342,851
1.75% 7/15/22	1,795,000	1,832,933
1.75% 6/30/24	805,000	839,338
1.75% 7/31/24	2,907,000	3,032,251
1.75% 12/31/24	2,363,000	2,465,089
1.75% 12/31/26	527,000	545,404
1.875% 5/31/22	115,000	117,372
1.875% 9/30/22	358,000	367,328
1.875% 6/30/26	589,000	615,505
1.875% 7/31/26	909,000	949,479
2% 12/31/21	333,000	337,787
2% 10/31/22	48,000	49,408
2% 5/31/24	442,000	464,152
2% 2/15/25	82,000	86,366
2% 8/15/25	50,000	52,686
2% 11/15/26	585,000	613,793
2.125% 5/15/22	2,099,000	2,146,555
2.125% 12/31/22	19,000	19,652
2.125% 3/31/24	1,201,000	1,264,240
2.125% 5/15/25	13,000	13,761
2.25% 4/30/21	428,000	428,751
2.25% 4/30/24	1,443,000	1,525,578
2.25% 10/31/24	279,000	296,023
2.25% 12/31/24	160,000	169,994
2.25% 2/15/27	393,000	417,409
2.25% 8/15/27	639,000	677,265
2.25% 11/15/27	682,000	721,934
2.375% 4/15/21	202,000	202,180
2.375% 3/15/22	1,583,000	1,617,752
2.375% 1/31/23	239,000	248,691
2.375% 2/29/24	2,859,000	3,027,971
2.375% 4/30/26	405,000	433,698
2.375% 5/15/27	46,000	49,164
2.375% 5/15/29	108,000	114,767
2.5% 1/15/22	1,095,000	1,116,045
2.5% 2/15/22	738,000	753,625
2.5% 8/15/23	57,000	60,084
2.5% 1/31/24	3,559,000	3,777,823
2.5% 5/15/24	217,000	231,275
2.5% 1/31/25	238,000	255,246
2.5% 2/28/26	191,000	205,661
2.625% 5/15/21	107,000	107,332
2.625% 6/15/21	503,000	505,647
2.625% 7/15/21	71,000	71,533
2.625% 12/15/21	1,639,000	1,668,643
2.625% 2/28/23	492,000	515,082
2.625% 6/30/23	1,031,000	1,087,141
2.625% 12/31/23	1,205,000	1,281,772
2.625% 12/31/25	331,000	358,178
2.625% 1/31/26	461,000	499,069
2.625% 2/15/29	391,000	422,921
2.75% 8/15/21	295,000	298,019
2.75% 9/15/21	2,000	2,025
2.75% 4/30/23	84,000	88,463
2.75% 5/31/23	176,000	185,708
2.75% 7/31/23	700,000	741,234
2.75% 8/31/23	1,634,000	1,733,061
2.75% 6/30/25	113,000	122,601
2.75% 2/15/28	363,000	395,939
2.875% 10/15/21	575,000	583,760
2.875% 11/15/21	129,000	131,268
2.875% 10/31/23	810,000	864,359
2.875% 11/30/23	1,045,000	1,117,007
2.875% 5/31/25	144,000	156,887
2.875% 5/15/28	216,000	237,440
2.875% 8/15/28	303,000	333,276
3% 9/30/25	148,000	162,482
3% 10/31/25	130,000	142,782
3.125% 11/15/28	940,000	1,051,221

TOTAL U.S. TREASURY OBLIGATIONS		337,286,460

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $352,869,415)		346,668,367

U.S. Government Agency - Mortgage Securities - 28.5%
Fannie Mae - 10.6%
2% 7/1/35 to 2/1/51	24,498,531	24,575,999
2.5% 2/1/23 to 4/1/51	11,901,938	12,286,611
3.5% 1/1/24 to 7/1/50	7,101,319	7,563,830
4% 10/1/33 to 7/1/50	12,307,801	13,227,940
4.5% 5/1/47 to 4/1/50	4,229,068	4,600,477
5% 11/1/25 to 12/1/49	815,033	903,998
5.5% 5/1/44 to 4/1/49	426,160	481,825
3% 4/1/22 to 7/1/50	22,555,903	23,648,086

TOTAL FANNIE MAE		87,288,766

Freddie Mac - 7.1%
2% 10/1/30 to 3/1/51	8,860,495	8,947,128
2% 9/1/35	1,880,089	1,932,305
2% 11/1/35	438,100	449,857
2% 11/1/35	148,803	152,796
2.5% 5/1/25 to 2/1/51	16,155,468	16,653,932
3% 1/1/26 to 4/1/50	2,830,719	2,974,559
3% 8/1/47	31,216	32,702
3.5% 2/1/26 to 3/1/50	16,726,805	17,772,475
4% 11/1/33 to 9/1/49	3,719,863	3,997,416
4.5% 8/1/48 to 4/1/50	2,384,676	2,591,439
5% 4/1/48 to 5/1/50	2,523,528	2,790,693
5.5% 6/1/49	385,325	431,010

TOTAL FREDDIE MAC		58,726,312

Ginnie Mae - 6.4%
2% 4/1/51 (d)	1,600,000	1,614,718
2% 4/1/51 (d)	1,700,000	1,715,638
2% 4/1/51 (d)	1,450,000	1,463,338
2% 4/1/51 (d)	900,000	908,279
2% 4/1/51 (d)	850,000	857,819
2% 5/1/51 (d)	900,000	906,802
2.5% 10/20/46 to 2/20/51	8,072,821	8,329,557
2.5% 4/1/51 (d)	600,000	618,870
2.5% 4/1/51 (d)	300,000	309,435
2.5% 4/1/51 (d)	300,000	309,435
3% 7/20/42 to 7/20/50	12,193,678	12,753,597
3% 4/1/51 (d)	800,000	832,905
3.5% 2/20/46 to 4/20/50	11,011,216	11,644,067
3.5% 4/1/51 (d)	700,000	738,938
4% 4/20/47 to 5/20/50	5,444,796	5,832,882
4% 4/1/51 (d)	300,000	320,332
4.5% 1/20/47 to 4/20/50	2,565,609	2,773,480
4.5% 4/1/51 (d)	100,000	108,227
5% 11/20/47 to 4/20/50	954,649	1,041,547
5% 4/1/51 (d)	100,000	109,805
5.5% 9/20/47 to 1/20/49	77,386	87,595

TOTAL GINNIE MAE		53,277,266

Uniform Mortgage Backed Securities - 4.4%
2% 4/1/36 (d)	1,500,000	1,539,434
2% 4/1/51 (d)	3,000,000	2,992,950
2% 4/1/51 (d)	3,000,000	2,992,950
2% 4/1/51 (d)	2,400,000	2,394,360
2% 4/1/51 (d)	1,700,000	1,696,005
2% 4/1/51 (d)	850,000	848,003
2% 4/1/51 (d)	850,000	848,003
2% 4/1/51 (d)	850,000	848,003
2% 4/1/51 (d)	150,000	149,648
2% 4/1/51 (d)	1,150,000	1,147,298
2% 4/1/51 (d)	150,000	149,648
2% 4/1/51 (d)	150,000	149,648
2% 4/1/51 (d)	1,000,000	997,650
2% 5/1/51 (d)	1,000,000	995,931
2% 5/1/51 (d)	1,150,000	1,145,321
2% 5/1/51 (d)	1,000,000	995,931
2% 5/1/51 (d)	1,300,000	1,294,711
2.5% 4/1/36 (d)	400,000	416,188
2.5% 4/1/51 (d)	350,000	359,119
2.5% 4/1/51 (d)	350,000	359,119
2.5% 4/1/51 (d)	200,000	205,211
2.5% 4/1/51 (d)	300,000	307,816
2.5% 4/1/51 (d)	200,000	205,211
2.5% 4/1/51 (d)	50,000	51,303
2.5% 4/1/51 (d)	1,300,000	1,333,871
2.5% 5/1/51 (d)	300,000	307,172
2.5% 5/1/51 (d)	200,000	204,781
2.5% 5/1/51 (d)	200,000	204,781
3% 4/1/51 (d)	1,450,000	1,510,380
3% 4/1/51 (d)	1,000,000	1,041,641
3% 4/1/51 (d)	1,550,000	1,614,544
3% 4/1/51 (d)	3,500,000	3,645,744
3% 4/1/51 (d)	900,000	937,477
3.5% 4/1/36 (d)	50,000	53,332
3.5% 4/1/36 (d)	100,000	106,664
3.5% 4/1/51 (d)	1,100,000	1,162,046
4% 4/1/51 (d)	800,000	858,438
4.5% 4/1/51 (d)	400,000	435,594

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		36,505,926

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $236,073,981)		235,798,270

Asset-Backed Securities - 0.3%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$116,000	$120,624
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	15,205	15,405
Series 2021-1 Class A3, 0.34% 12/15/25	400,000	398,972
Citibank Credit Card Issuance Trust:
Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	104,932
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	287,742
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	400,000	399,344
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	33,908
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	396,000	395,576
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	400,000	399,321
TOTAL ASSET-BACKED SECURITIES
(Cost $2,164,416)		2,155,824

Commercial Mortgage Securities - 1.4%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	200,000	215,405
Series 2020-BN25 Class A5, 2.649% 1/15/63	220,000	225,132
Series 2020-BN28 Class A4, 1.844% 3/15/63	360,000	343,393
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	410,000	393,091
Series 2021-B24 Class A5, 2.5843% 3/15/54	500,000	505,781
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	100,577
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	145,732
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	85,677
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	96,764
Series 2018-B2 Class A4, 4.009% 3/10/51	1,000,000	1,115,294
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	44,440	47,316
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	205,491
Class A5, 3.0161% 9/15/52	200,000	208,757
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	680,000	702,124
Series 2020-K116 Class A2, 1.378% 7/25/30	770,000	737,393
Series 2020-K117 Class A2, 1.406% 8/25/30	590,000	565,821
Series 2020-K118 Class A2, 1.493% 9/25/30	590,000	569,710
Series 2020-K121 Class A2, 1.547% 10/25/30	890,000	862,165
Series 2021-K125 Class A2, 1.846% 1/25/31	100,000	99,289
Series 2021-K126 Class A2, 2.074% 1/25/31	200,000	202,598
Series K057 Class A2, 2.57% 7/25/26	159,400	169,824
Series K080 Class A2, 3.926% 7/25/28	80,000	92,007
Series 2021-K123 Class A2, 1.621% 12/25/30	700,000	682,020
Series K-1510 Class A2, 3.718% 1/25/31	124,000	140,891
Series K068 Class A2, 3.244% 8/25/27	130,000	143,538
Series K079 Class A2, 3.926% 6/25/28	20,000	22,971
Series K094 Class A2, 2.903% 6/25/29	300,000	323,993
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	108,886	115,430
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	271,485
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	161,872
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	161,910
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	493,673
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	102,531
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	382,297
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	208,053
Series 2019-C54 Class A4, 3.146% 12/15/52	538,000	568,718
Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	92,698
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	139,638
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,884,037)		11,701,059

Municipal Securities - 0.2%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	85,509
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$75,000	$115,877
Series 2010 S1, 7.043% 4/1/50	75,000	123,409
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	234,240
Series 2010, 7.6% 11/1/40	150,000	249,070
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	19,954
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	80,000	84,094
4.131% 6/15/42	80,000	83,584
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	81,951
Port Auth. of New York & New Jersey Series 225, 3.175% 7/15/60	400,000	378,769
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	175,000	168,088
3.256% 5/15/60	150,000	149,657
TOTAL MUNICIPAL SECURITIES
(Cost $1,797,106)		1,774,202

Foreign Government and Government Agency Obligations - 2.1%
Alberta Province:
2.95% 1/23/24	$110,000	$117,570
3.3% 3/15/28	75,000	82,628
Canadian Government 2% 11/15/22	120,000	123,536
Chilean Republic:
3.24% 2/6/28	200,000	215,813
3.86% 6/21/47	325,000	348,563
Colombian Republic:
4.5% 3/15/29	200,000	218,438
5.2% 5/15/49	733,000	806,300
Hungarian Republic:
5.375% 2/21/23	100,000	109,156
5.375% 3/25/24	1,324,000	1,501,913
5.75% 11/22/23	50,000	56,547
Indonesian Republic:
2.85% 2/14/30	200,000	203,625
3.5% 2/14/50	200,000	199,875
3.85% 10/15/30	348,000	381,604
Israeli State 3.375% 1/15/50	225,000	227,250
Italian Republic:
2.375% 10/17/24	200,000	208,692
4% 10/17/49	497,000	508,384
Manitoba Province 2.6% 4/16/24	410,000	435,248
Ontario Province:
1.05% 5/21/27	1,413,000	1,382,864
1.125% 10/7/30	175,000	160,753
2.3% 6/15/26	50,000	52,812
2.5% 4/27/26	115,000	122,469
3.05% 1/29/24	90,000	96,525
Panamanian Republic:
3.16% 1/23/30	800,000	831,500
6.7% 1/26/36	100,000	134,531
Peruvian Republic:
1.862% 12/1/32	340,000	310,038
2.78% 12/1/60	100,000	82,406
2.844% 6/20/30	190,000	192,850
4.125% 8/25/27	50,000	55,906
Philippine Republic:
2.65% 12/10/45	500,000	447,623
3% 2/1/28	200,000	211,686
Polish Government 3.25% 4/6/26	73,000	80,756
Province of Quebec:
1.5% 2/11/25	2,149,000	2,207,904
2.375% 1/31/22	25,000	25,458
2.5% 4/9/24	140,000	148,253
2.75% 4/12/27	95,000	102,213
United Mexican States:
3.25% 4/16/30	2,321,000	2,339,858
3.75% 1/11/28	200,000	214,125
4% 10/2/23	160,000	172,500
4.15% 3/28/27	200,000	221,800
4.5% 4/22/29	200,000	221,125
4.75% 4/27/32	387,000	428,965
6.05% 1/11/40	170,000	203,469
Uruguay Republic:
4.375% 1/23/31	150,000	173,719
7.625% 3/21/36	678,000	1,033,950
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,885,170)		17,401,200

Supranational Obligations - 1.3%
Asian Development Bank:
0.375% 9/3/25	450,000	440,313
0.75% 10/8/30	100,000	90,505
1.5% 10/18/24	200,000	206,404
1.875% 1/24/30	610,000	615,955
2.625% 1/30/24	80,000	84,991
2.75% 3/17/23	700,000	734,133
5.82% 6/16/28	110,000	141,461
European Investment Bank:
0.75% 9/23/30	250,000	226,946
0.875% 5/17/30	18,000	16,660
1.375% 5/15/23	350,000	358,294
2% 12/15/22	510,000	525,392
2.25% 6/24/24	1,678,000	1,771,554
2.875% 8/15/23	260,000	275,707
Inter-American Development Bank:
0.625% 7/15/25	390,000	386,314
1.75% 3/14/25	194,000	201,814
2.25% 6/18/29	1,029,000	1,075,226
4.375% 1/24/44	39,000	50,609
International Bank for Reconstruction & Development:
0.375% 7/28/25	270,000	264,445
0.5% 10/28/25	218,000	214,019
0.75% 8/26/30	160,000	145,279
0.875% 5/14/30	176,000	162,749
1.25% 2/10/31	110,000	104,130
1.5% 8/28/24	1,012,000	1,045,271
1.625% 1/15/25	155,000	160,646
1.75% 4/19/23	55,000	56,673
1.875% 6/19/23	20,000	20,710
2.5% 3/19/24	130,000	137,960
2.5% 11/22/27	92,000	98,300
3% 9/27/23	100,000	106,527
International Finance Corp.:
0.75% 8/27/30	60,000	54,448
1.375% 10/16/24	1,051,000	1,078,643
2.875% 7/31/23	112,000	118,597
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $11,061,299)		10,970,675

Bank Notes - 0.1%
Discover Bank 2.7% 2/6/30	500,000	503,390
RBS Citizens NA 2.25% 4/28/25	345,000	357,973
Wells Fargo Bank NA 3.55% 8/14/23	250,000	267,634
TOTAL BANK NOTES
(Cost $1,112,320)		1,128,997
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.06% (f)
(Cost $22,954,662)	22,950,079	22,954,669
TOTAL INVESTMENT IN SECURITIES - 105.3%
(Cost $879,331,694)		871,308,048
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(44,237,071)
NET ASSETS - 100%		$827,070,977

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 4/1/51	$(900,000)	$(908,279)
Uniform Mortgage Backed Securities
2% 4/1/51	(1,000,000)	(997,650)
2% 4/1/51	(1,150,000)	(1,147,298)
2% 4/1/51	(850,000)	(848,003)
2% 4/1/51	(1,150,000)	(1,147,298)
2% 4/1/51	(150,000)	(149,648)
2% 4/1/51	(150,000)	(149,648)
2% 4/1/51	(1,000,000)	(997,650)
2% 4/1/51	(150,000)	(149,648)
2% 4/1/51	(1,300,000)	(1,296,945)
2% 5/1/51	(1,000,000)	(995,931)
2.5% 4/1/51	(300,000)	(307,816)
2.5% 4/1/51	(300,000)	(307,816)
2.5% 4/1/51	(200,000)	(205,211)
2.5% 4/1/51	(200,000)	(205,211)
2.5% 4/1/51	(50,000)	(51,303)
2.5% 5/1/51	(200,000)	(204,780)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(9,161,856)

TOTAL TBA SALE COMMITMENTS
(Proceeds $10,084,064)		$(10,070,135)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,027,840 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $112,844.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,003
Total	$4,003

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities, U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.